Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2017
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Cash, Cash Equivalents and Restricted Cash

NOTE 6. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

a. As of December 31, 2017 and 2016, cash and cash equivalents were as follows:

	2017		2016
Cash on hand and in banks(i)	Ps.	55,871,127	Ps.	71,430,427
Highly liquid investments(ii)		41,980,627		92,102,086

	Ps.	97,851,754	Ps.	163,532,513

(i)	Cash on hand and in banks is primarily composed of cash in banks.
(ii)	Mainly composed of short-term Mexican Government investments.

b. At December 31, 2017 and 2016, restricted cash was as follows:

	2017	2016
Restricted cash	Ps. —	Ps.	10,478,626

Restricted cash as of December 31, 2016 was primarily composed of the deposit made by Pemex Exploration and Production in the amount of U.S. $465,060, plus interests as a result of an arbitration claim filed by Corporación Mexicana de Mantenimiento Integral, S. de R.L. de C.V. (“COMMISA”) before the International Court of Arbitration of the International Chamber of Commerce (the “ICA”). On April 6, 2017, Pemex Exploration and Production and Petróleos Mexicanos executed a settlement agreement with COMMISA and agreed to pay COMMISA U.S. $435,000, plus the applicable VAT with the funds deposited by Pemex Exploration and Production in a bank account as a guarantee before the U.S. District Court for the Southern District of New York and through a wire transfer.

During 2016, PMI HBV made deposits of U.S. $41,319, in an account in Banco Santander, S.A. as additional collateral for a credit agreement in accordance with the terms of the agreement. The credit agreement required that PMI HBV maintain a loan-to-value ratio based on the ratio between the principal amount of debt and the market value in U.S. dollars of the Repsol S. A. (“Repsol”) shares owned by PMI HBV. Due to the increase in the value of Repsol shares, the deposit was reimbursed to PMI HBV; therefore, beginning June 30, 2017, no restricted cash was held. On October 20, 2017, PMI HBV prepaid the balance of the credit agreement in order to sell all of its shares in Repsol.